Shareholder Report, Line Graph (Details) - USD ($)																																		24 Months Ended
	May 31, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	May 31, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Nov. 30, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 09, 2022	Nov. 30, 2022	Sep. 30, 2022	Aug. 16, 2022	Jun. 30, 2022	Jan. 31, 2022	Aug. 31, 2021	Mar. 31, 2021	Oct. 31, 2020	May 31, 2020	Jan. 01, 2020	Sep. 30, 2025
C000258641 [Member]
Account Value [Line Items]
Accumulated Value	$ 13,016		$ 13,613			$ 15,457		$ 14,267		$ 12,979		$ 12,710		$ 11,076		$ 11,352		$ 10,019			$ 10,746		$ 10,000
C000258642 [Member]
Account Value [Line Items]
Accumulated Value	19,159				$ 19,710				$ 18,904			17,791			$ 14,281				$ 13,391					$ 13,227			$ 12,071	$ 14,496	$ 14,878	$ 13,221	$ 10,238	$ 9,407	$ 10,000
C000236355 [Member]
Account Value [Line Items]
Accumulated Value	13,093	$ 12,711		$ 14,417		15,058	$ 14,230		13,884	13,021	$ 13,788		$ 12,155	11,097			$ 10,990	9,802		$ 9,845		$ 10,153		9,808	$ 8,518	$ 10,000								$ 10,394
Russell 2000 Total Return Index ($11,924) [Member]
Account Value [Line Items]
Accumulated Value	11,924		12,434			13,953		12,670		11,784		11,654		10,227		10,694		9,811			10,590		10,000
Russell 1000 Total Return ($19,685) [Member]
Account Value [Line Items]
Accumulated Value	19,685				19,489				18,141			16,728			13,980				13,458					13,134			12,093	14,434	14,605	12,812	10,383	9,509	10,000
Russell 3000 Total Return Index ($14,015) [Member]
Account Value [Line Items]
Accumulated Value	14,015	13,269		14,366		14,366	13,569		13,011	12,390	12,376		11,373	10,682			10,746	9,711		9,572		9,546		9,486	8,332	10,000								10,037
Russell 3000 Total Return Index ($15,339) [Member]
Account Value [Line Items]
Accumulated Value	15,339		$ 15,422			15,722		$ 14,550		13,560		13,121		11,691		$ 11,534		10,628			$ 10,203		$ 10,000
Russell 3000 Total Return ($19,261) [Member]
Account Value [Line Items]
Accumulated Value	19,261				$ 19,139				17,881			$ 16,476			$ 13,794				$ 13,295					13,037			$ 11,986	$ 14,297	$ 14,554	$ 12,856	$ 10,314	$ 9,437	$ 10,000
Russell Midcap Total Return Index ($12,451) [Member]
Account Value [Line Items]
Accumulated Value	$ 12,451	$ 11,901		$ 12,844		$ 13,252	$ 12,244		$ 11,740	$ 11,286	$ 11,600		$ 10,529	$ 9,915			$ 10,326	$ 9,167		$ 9,481		$ 9,868		$ 9,632	$ 8,345	$ 10,000								$ 9,467